S000021575 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	219 Months Ended	252 Months Ended	339 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.59%
C000122689 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.99%		6.02%	12.45%
Performance Inception Date					Nov. 08, 2012
C000254317 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.86%		5.87%	12.29%
Performance Inception Date		Oct. 02, 2024
C000061818 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.27%		4.37%	11.35%
Performance Inception Date						Sep. 28, 2007
C000061818 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.26%)		(1.17%)	5.84%
Performance Inception Date						Sep. 28, 2007
C000061818 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.19%		2.67%	7.94%
Performance Inception Date						Sep. 28, 2007
C000061820 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.46%		5.37%	11.74%
Performance Inception Date							Dec. 31, 2004
C000061821 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.86%		5.87%	12.29%
Performance Inception Date								Oct. 01, 1997
C000122688 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.97%		5.97%	12.40%
Performance Inception Date					Nov. 08, 2012